INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships	Purchase Option	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2015	2,097	201	440	277	918	3,015
Acquisition			49		49	49
Additions and other		11	(1)		10	10
Balance at December 31, 2016	2,097	212	488	277	977	3,074
Acquisition (Note 6)	1,774		151		151	1,925
Additions and other		4	(1)		3	3
Balance at December 31, 2017	3,871	216	638	277	1,131	5,002

Amortization
Balance at December 31, 2015		110	83		193	193
Amortization		17	30		47	47
Balance at December 31, 2016	—	127	113	—	240	240
Amortization		18	30		48	48
Balance at December 31, 2017	—	145	143	—	288	288

Carrying amounts
Balance at December 31, 2016	2,097	85	375	277	737	2,834
Balance at December 31, 2017	3,871	71	495	277	843	4,714

Disclosure of goodwill and intangible assets by segment
The aggregate carrying amount of intangible assets and goodwill allocated to each operating segment is as follows:

December 31 ($ millions)	2017			2016
	Goodwill	Intangible Assets	Total	Goodwill	Intangible Assets	Total
Conventional Pipelines	453	175	628	453	188	641
Oil Sands & Heavy Oil	28	6	34	28	6	34
Gas Services	176	62	238	176	66	242
Midstream	1,440	433	1,873	1,440	459	1,899
Veresen	1,774	147	1,921	—	—	—
Corporate	0	20	20	—	18	18
	3,871	843	4,714	2,097	737	2,834

12 Months Ended December 31, 2017 ($ millions)	Conventional Pipelines(1)	Oil Sands & Heavy Oil	Gas Services	Midstream(2)(3)	Veresen	Corporate & Intersegment Eliminations	Total
External revenue:
Pipeline transportation	780	207			15		1,002
Terminalling, storage and hub services				4,034			4,034
Gas services			372				372
Total external revenue	780	207	372	4,034	15	—	5,408
Inter-segment revenue:
Pipeline transportation	104	3				(107)	—
Gas services			6			(6)	—
Total inter-segment revenue	104	3	6	—	—	(113)	—
Total revenue(4)	884	210	378	4,034	15	(113)	5,408
Operating expenses	227	66	89	69	8	(9)	450
Cost of goods sold, including product purchases			13	3,262		(113)	3,162
Realized loss on commodity-related derivative financial instruments	1			93			94
Share of profit of investments in equity accounted investees					116		116
Depreciation and amortization included in operations	157	18	59	116	9		359
Unrealized gain on commodity-related derivative financial instruments	(1)			(22)			(23)
Gross profit	500	126	217	516	114	9	1,482
Depreciation included in general and administrative					1	22	23
Other general and administrative	14	5	11	27	5	151	213
Other (income) expense	(6)	(1)	1	11		23	28
Reportable segment results from operating activities	492	122	205	478	108	(187)	1,218
Net finance costs (income)	8	1	1	18	(3)	160	185
Reportable segment earnings (loss) before tax	484	121	204	460	111	(347)	1,033
Capital expenditures	1,150	15	243	395	24	12	1,839
Contributions to equity accounted investees				1	6		7
Acquisition					6,400		6,400

(1)	Conventional Pipelines revenue includes $22 million associated with U.S. pipeline sales.

(2)	NGL product and services, terminalling, storage and hub services revenue includes $215 million associated with U.S. midstream sales.

(3)	Pembina aggregates its NGL and crude oil midstream activities based on shared economic risk characteristics.

(4)	No customer accounted for 10 percent or more of total revenue.

12 Months Ended December 31, 2016 ($ millions)	Conventional Pipelines(1)	Oil Sands & Heavy Oil	Gas Services	Midstream(2)(3)	Veresen	Corporate & Intersegment Eliminations	Total
External revenue:
Pipeline transportation	606	199					805
Terminalling, storage and hub services				3,183			3,183
Gas services			277				277
Total external revenue	606	199	277	3,183	—	—	4,265
Inter-segment revenue:
Pipeline transportation	113	3				(116)	—
Gas services			6			(6)	—
Total inter-segment revenue	113	3	6	—	—	(122)	—
Total revenue (4)	719	202	283	3,183	—	(122)	4,265
Share of profit of investments in equity accounted investees				1			1
Operating expenses	222	62	76	69		(10)	419
Cost of goods sold, including product purchases			12	2,611		(122)	2,501
Realized loss on commodity-related derivative financial instruments	3			7	—		10
Depreciation and amortization included in operations	103	17	52	101			273
Unrealized (gain) loss on commodity-related derivative financial instruments	(2)			63	—		61
Gross profit	393	123	143	333		10	1,002
Depreciation included in general and administrative						20	20
Other general and administrative	10	5	8	24		128	175
Other (income) expense	(11)	1	1	8	—		(1)
Reportable segment results from operating activities	394	117	134	301		(138)	808
Net finance costs	5	1	2	8	—	137	153
Reportable segment earnings (loss) before tax	389	116	132	293		(275)	655
Capital expenditures	957	124	146	504		14	1,745
Contributions to equity accounted investees				2			2
Acquisition			566		0		566

(1)	Conventional Pipelines revenue includes $13 million associated with U.S. pipeline sales.

(2)	NGL product and services, terminalling, storage and hub services revenue includes $139 million associated with U.S. midstream sales.

(3)	Pembina aggregates its NGL and crude oil midstream activities based on shared economic risk characteristics.

(4)	One customer accounted for 10 percent of total revenue.

Disclosure of key assumptions used in goodwill impairment
The following summarizes the key assumptions used in the impairment test:

	Operating Segments
2017 (percent)	Conventional Pipelines	Oil Sands & Heavy Oil	Gas Services	Midstream
Pre-tax discount rate	7.68	7.81	7.17	8.20
Adjusted inflation rate	1.48	0.81	1.25	1.80
Incremental increase in discount rate that would result in carrying value equal to recoverable amount
Increase in pre-tax discount rate	8.39	2.09	3.94	2.30